Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 140,920	$ 44,247	$ 67,400
Accounts receivable, net of allowances of $225, $336 and $328 for 2011, 2012 and September 30, 2013, respectively	13,398	14,106	8,569
Prepaid expenses and other current assets	4,441	2,379	1,936
Total current assets	158,759	60,732	77,905
Property and equipment, net	13,072	5,617	1,450
Goodwill	9,537	9,537
Intangible assets, net	2,584	2,734	244
Other assets	524	536	139
Total assets	184,476	79,156	79,738
Current liabilities:
Accounts payable	4,108	2,217	2,820
Accrued expenses and other current liabilities	15,471	8,945	4,466
Deferred revenue	30,585	20,642	10,968
Current portion of credit facility	1,814	582
Total current liabilities	51,978	32,386	18,254
Credit facility, net of current portion	6,035	3,058
Deferred rent	1,481	148	176
Total liabilities	59,494	35,592	18,430
Commitments and contingencies (Note 7)
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value $0.0001 per share - 50,067,383, 51,752,313 and 20,000,000 shares authorized as of December 31, 2011, 2012 and September 30, 2013; 25,033,684, 25,876,142 and 0 shares issued and outstanding as of December 31, 2011, 2012 and September 30, 2013; liquidation preference of $107,084,942, $119,384,828 and $0 as of December 31, 2011, 2012 and September 30, 2013		119,121	106,821
Common stock, par value $0.0001 per share - 75,000,000, 100,000,000 and 1,000,000,000 shares authorized as of December 31, 2011, 2012 and September 30, 2013; 2,695,291, 3,195,418 and 37,964,462 shares issued and outstanding as of December 31, 2011, 2012 and September 30, 2013	4
Additional paid-in capital	238,923	6,499	2,184
Accumulated other comprehensive income	121	145	119
Accumulated deficit	(114,066)	(82,201)	(47,816)
Total stockholders' equity	124,982	43,564	61,308
Total liabilities and stockholders' equity	$ 184,476	$ 79,156	$ 79,738